Summary of Significant Accounting Policies and Significant Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule Of Revenue From External Customers Attributed To Domestic Revenue And Foreign Countries By Geographic Area [Table Text Block]	Revenues from customers located in the PRC, Japan, India, Chile, the USA, EL Salvador, Germany, Turkey, France and England are as follows:

	Year ended
	December 31, 2016	% of net revenue	December 31, 2017	% of net revenue	December 31, 2018		% of net revenue
	RMB		RMB		RMB	US$

PRC	4,932,284	59%	6,421,123	77%	2,646,767	384,956	59%
Japan	2,363,239	28%	737,813	9%	572,690	83,294	13%
India	18,970	-%	330,738	4%	260,624	37,906	6%
Chile	-	-%	4,282	-%	246,862	35,905	6%
USA	513,690	6%	223,229	3%	182,810	26,589	4%
EL Salvador	-	-%	-	-%	86,002	12,508	2%
Germany	3,089	-%	11,365	-%	33,854	4,924	1%
Turkey	69,956	1%	58,686	-%	2,421	352	-%
France	1,477	-%	182	-%	1,990	289	-%
England	88,129	1%	861	-%	185	27	-%
Others	385,265	5%	575,445	7%	422,010	61,379	9%
Total	8,376,099	100%	8,363,724	100%	4,456,215	648,129	100%

Schedule Of Prepayments By Major Suppliers [Table Text Block]
As of December 31, 2017 and 2018, advances, net of any allowance, made to an individual supplier in excess of 10% of total prepayments to the suppliers are as follows:

	December 31,
		2017		2018
	Location	RMB		RMB		US$

Supplier A	Singapore	-	*	-		-
Supplier B	South Korea	130,605		128,017		18,619
Supplier C	Germany	98,135		-	*	-
Total		228,740		128,017		18,619

*As of December 31, 2017, all prepayments of Supplier A was provided with full impairment provision, please refer to note (17) (a). As of December 31, 2018, all prepayments of Supplier C was provided with full impairment provision, please refer to note (17) (b).

Schedule Of Cash And Cash Equivalents And Restricted Cash Balances By Currency [Table Text Block]
Cash balances include:

	December 31, 2017	December 31, 2018
	RMB equivalents	RMB equivalents
Cash and cash equivalents held by PRC entities

Denominated in RMB	41,594	49,252
Denominated in U.S. dollar (US$)	63,036	44,161
Denominated in European monetary unit (EURO)	633	1,594
Denominated in Japanese Yen (JPY)	3	6,237
Denominated in Great Britain Pound (GBP)	-	1
Denominated in other currencies:	2	3

Cash and cash equivalents held by non-PRC entities
Denominated in US$	174,128	84,758
Denominated in EURO	23,180	16,911
Denominated in JPY	61,283	40,388
Denominated in THB	92	29,511
Denominated in other currencies:	14,103	19,029
Total cash and cash equivalents	378,054	291,845

	December 31, 2017	December 31, 2018
	RMB equivalents	RMB equivalents
Restricted cash held by PRC entities
Denominated in RMB	135,891	109,809
Denominated in US$	32,807	29,922
Denominated in EURO	9,756	-
Denominated in other currencies:	376	-
Restricted cash held by non-PRC entities
Denominated in US$	160,901	170,222
Denominated in EURO	-	15
Denominated in JPY	-	-
Denominated in other currencies:	2,956	2,568
Total restricted cash	342,687	312,536

Restrictions on Cash and Cash Equivalents [Table Text Block]
Cash, cash equivalents and restricted cash as reported in the Consolidated Statement of Cash Flows are presented separately on the Company’s Consolidated Balance Sheet as follows:

	December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Cash and cash equivalents	506,642	378,054	291,845	42,447
Restricted cash	361,797	342,687	312,536	45,456
Total	868,439	720,741	604,381	87,903

Property, Plant and Equipment [Table Text Block]	The estimated useful lives of property, plant and equipment are as follows:

Buildings	30 years
Machinery and equipment	4 -25 years
Furniture and fixtures	3 -5 years
Motor vehicles	8 -10 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]	The Company’s amortizable intangible assets consist of technical know-how

Technical know-how	5.5-6 years

Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]	The following table summarizes the impact of adopting ASC Topic 606 on the Company’s Consolidated Balance sheet as of January 1, 2018:

	Balance at January 1, 2018 before adjustment	Adjustments due to ASC Topic 606	Balance at January 1, 2018
	RMB’000	RMB’000	RMB’000
ASSETS
Current assets:
Accounts receivable, net - third parties	2,142,188	27,550	2,169,738
Shareholders’ deficit:
Accumulated deficit	(18,746,454)	27,550	(18,718,904)

The following table summarizes the impact of adopting ASC Topic 606 on the Company’s Consolidated Balance sheet as of December 31, 2018:

	As reported	Amount Without Adoption of ASC Topic 606	Effect of Change Higher/(Lower)
	RMB’000	RMB’000	RMB’000
Current assets:
Accounts receivable, net - third parties	1,623,559	1,619,036	4,523
Shareholders’ deficit:
Accumulated deficit	(20,332,185)	(20,336,708)	4,523

Schedule of Product Warranty Liability [Table Text Block]
Changes in the carrying amount of accrued warranty liability are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Beginning balance	792,139	841,806	888,902	129,285
Warranty provision for the current year	84,924	74,856	35,339	5,140
Warranty costs incurred or claimed	(35,257)	(27,760)	(29,228)	(4,251)
Reversal to selling expense–change in estimate	-	-	(73,872)	(10,744)
Total accrued warranty cost	841,806	888,902	821,141	119,430
Less: accrued warranty cost, current portion	37,462	39,949	34,376	5,000
Accrued warranty cost, excluding current portion	804,344	848,953	786,765	114,430

Schedule of consolidate statements of operations [Table Text Block]
The following table summarizes the impact of adopting ASC Topic 606 on the Company’s Consolidation Statements of Operations for the year ended December 31, 2018 due to the adoption of ASC Topic 606:

	For the year ended December 31, 2018
	As reported	Amount Without Adoption of ASC Topic 606	Effect of Change Higher/(Lower)
	RMB’000	RMB’000	RMB’000
Total revenues	4,456,215	4,479,242	(23,027)
Loss from operations	(1,043,014)	(1,019,987)	(23,027)
Net loss	(1,654,240)	(1,631,213)	(23,027)
Net loss attributable to Yingli Green Energy	(1,613,281)	(1,590,254)	(23,027)
Net loss per share	(8.88)	(8.75)	(0.13)

The following table summarizes the impact of adopting ASC Topic 606 on the Company’s Consolidated Balance sheet as of December 31, 2018:

	As reported	Amount Without Adoption of ASC Topic 606	Effect of Change Higher/(Lower)
	RMB’000	RMB’000	RMB’000
Current assets:
Accounts receivable, net - third parties	1,623,559	1,619,036	4,523
Shareholders’ deficit:
Accumulated deficit	(20,332,185)	(20,336,708)	4,523

Schedule of impact of adopting ASC 606 consolidated balance sheet table text block [Table Text Block]
The following table summarizes the impact of adopting ASC Topic 606 on the Company’s Consolidated Balance sheet as of December 31, 2018:

	As reported	Amount Without Adoption of ASC Topic 606	Effect of Change Higher/(Lower)
	RMB’000	RMB’000	RMB’000
Current assets:
Accounts receivable, net - third parties	1,623,559	1,619,036	4,523
Shareholders’ deficit:
Accumulated deficit	(20,332,185)	(20,336,708)	4,523